INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Weighted average useful lives of intangible assets
Beginning balance		¥ 355,313	¥ 401,115
Additions		124,697	24,837
Disposals			(6,772)
Foreign currency translation difference		1,613	4,248
Amortization expense	$ (10,203)	(71,028)	(68,115)	¥ (143,602)
Ending balance	58,978	410,595	355,313	401,115
Purchased software
Weighted average useful lives of intangible assets
Beginning balance		47,254	50,629
Additions		11,128	18,744
Disposals			(6,772)
Foreign currency translation difference		413	364
Amortization expense		(16,068)	(15,711)
Ending balance	6,137	42,727	47,254	50,629
Radio Spectrum License
Weighted average useful lives of intangible assets
Beginning balance		72,908	77,141
Foreign currency translation difference		1,200	3,884
Amortization expense		(8,985)	(8,117)
Ending balance	9,354	65,123	72,908	77,141
Operating permits
Weighted average useful lives of intangible assets
Additions		100,380
Amortization expense		(3,136)
Ending balance	13,968	97,244
Contract Backlog
Weighted average useful lives of intangible assets
Beginning balance		5,162	11,750
Amortization expense		(5,162)	(6,588)
Ending balance	0		5,162	11,750
Customer Relationships
Weighted average useful lives of intangible assets
Beginning balance		112,961	137,882
Amortization expense		(24,921)	(24,921)
Ending balance	12,646	88,040	112,961	137,882
Licenses
Weighted average useful lives of intangible assets
Beginning balance		3,883	4,268
Amortization expense		(385)	(385)
Ending balance	503	3,498	3,883	4,268
Supplier Relationships
Weighted average useful lives of intangible assets
Beginning balance		17,070	20,144
Amortization expense		(3,074)	(3,074)
Ending balance	2,010	13,996	17,070	20,144
Trade Names
Weighted average useful lives of intangible assets
Beginning balance		90,591	96,404
Amortization expense		(5,813)	(5,813)
Ending balance	12,178	84,778	90,591	96,404
Platform Software
Weighted average useful lives of intangible assets
Beginning balance			683
Amortization expense			(683)
Ending balance	0			683
Non - Complete Agreement
Weighted average useful lives of intangible assets
Beginning balance		44	154
Amortization expense		(44)	(110)
Ending balance	0		44	154
Internal-use Software
Weighted average useful lives of intangible assets
Beginning balance		5,440	2,060
Additions		13,189	6,093
Amortization expense		(3,440)	(2,713)
Ending balance	$ 2,182	¥ 15,189	¥ 5,440	¥ 2,060